Related Parties (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Parties [Abstract]
Revenues			$ 226	$ 991
Bad debt expenses	[1]		$ (226)

[1]	Recorded under general and administrative expenses on the consolidated statements of operations.